Subsequent events (Narrative) (Details) - USD ($)			3 Months Ended
	Mar. 10, 2022	Jan. 10, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Funds raised				$ 23,199,141	$ 40,262,470
Development Partnership Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contributed funding percentage from parent			40.00%
Development Partnership Two [Member] | Flat Payout Option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units			$ 7,390,362
Development Partnership Two [Member] | IRR based payout option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units			$ 13,424,967
Development Partnership Two [Member] | External Limited Partners [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding percentage from external partners			60.00%
Funds raised			$ 20,815,329
Development Partnership Two [Member] | Officers And Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds raised			$ 1,724,967
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity under the credit facility	$ 30,000,000
Credit facility, interest rate description	interest at the greater of 5.00% and Prime +1.75%
Subsequent Events [Member] | Development Partnership Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding percentage from external partners		60.00%
Funds raised		$ 35,200,000
Retired liabilities		$ 23,500,000
Subsequent Events [Member] | Development Partnership Two [Member] | Class B Non Voting Units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued for exchange of interest		826,024
Voting shares deemed value per unit		$ 3.825
Deemed value, total		$ 3,200,000
Subsequent Events [Member] | Development Partnership Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding percentage from external partners		60.00%
Contributed funding percentage from parent		40.00%
Development partnership controlling percentage		100.00%
Subsequent Events [Member] | Development Partnership Four [Member] | External Limited Partners [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds raised		$ 25,225,079
Subsequent Events [Member] | Development Partnership Four [Member] | Officers And Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds raised		1,984,256
Subsequent Events [Member] | Development Partnership Four [Member] | Officers And Directors [Member] | Flat Payout Option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units		10,831,937
Subsequent Events [Member] | Development Partnership Four [Member] | Officers And Directors [Member] | IRR based payout option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units		$ 14,393,141
Subsequent Events [Member] | Development Partnership - Red Dawn [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding percentage from external partners	60.00%
Contributed funding percentage from parent	40.00%
Development partnership controlling percentage	100.00%
Subsequent Events [Member] | Development Partnership - Red Dawn [Member] | External Limited Partners [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds raised	$ 30,269,097
Subsequent Events [Member] | Development Partnership - Red Dawn [Member] | Officers And Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funds raised	1,270,717
Subsequent Events [Member] | Development Partnership - Red Dawn [Member] | Officers And Directors [Member] | Flat Payout Option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units	16,692,201
Subsequent Events [Member] | Development Partnership - Red Dawn [Member] | Officers And Directors [Member] | IRR based payout option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payout units	$ 13,576,896